JPMorgan Europe Dynamic Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Australia — 0.7%
Rio Tinto plc	67	4,412
China — 1.4%
Prosus NV *	103	8,138
Denmark — 6.7%
Carlsberg A/S, Class B	70	10,529
NKT A/S * (a)	112	6,372
Novo Nordisk A/S, Class B	149	24,040
		40,941
Finland — 1.6%
Nordea Bank Abp	858	9,712
France — 19.4%
Air Liquide SA	66	11,849
Amundi SA (b)	92	5,642
BNP Paribas SA	126	8,344
Elis SA	330	6,809
Engie SA	777	12,745
Forvia *	95	2,378
Gaztransport Et Technigaz SA	4	472
LVMH Moet Hennessy Louis Vuitton SE	22	20,794
Sodexo SA	65	6,712
SPIE SA	201	6,027
Thales SA	29	4,304
TotalEnergies SE	307	18,679
Vinci SA	112	13,146
		117,901
Germany — 18.6%
Allianz SE (Registered)	57	13,757
CTS Eventim AG & Co. KGaA	81	5,505
Deutsche Boerse AG	30	5,704
Dr Ing hc F Porsche AG (Preference)	64	7,806
Heidelberg Materials AG	82	6,690
HUGO BOSS AG	63	5,092
Infineon Technologies AG	239	10,504
Mercedes-Benz Group AG	124	9,889
MTU Aero Engines AG	32	7,498
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	29	10,850
RWE AG	274	11,788
Siemens AG (Registered)	92	15,614
SMA Solar Technology AG *	25	2,389
		113,086
Ireland — 5.3%
AIB Group plc	1,575	7,408
Bank of Ireland Group plc	826	8,638
Bank of Ireland Group plc	7	76

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ireland — continued
Kingspan Group plc	92	7,389
Ryanair Holdings plc, ADR *	82	8,379
		31,890
Italy — 6.5%
BPER Banca	1,360	4,706
Buzzi SpA	78	2,215
Coca-Cola HBC AG	299	8,789
Prysmian SpA	157	6,269
UniCredit SpA	682	17,269
		39,248
Netherlands — 7.4%
ASML Holding NV	5	3,791
Koninklijke Ahold Delhaize NV	412	14,205
Koninklijke KPN NV	2,325	8,413
Shell plc	607	18,381
		44,790
Norway — 0.2%
Aker Solutions ASA (b)	220	978
Portugal — 1.2%
Jeronimo Martins SGPS SA	275	7,500
Singapore — 0.7%
STMicroelectronics NV	80	4,279
Spain — 2.9%
Banco de Sabadell SA	4,359	5,372
Industria de Diseno Textil SA	325	12,436
		17,808
Sweden — 1.2%
AddTech AB, Class B	20	383
Volvo AB, Class B	317	6,982
		7,365
Switzerland — 6.7%
Accelleron Industries AG	157	4,145
Novartis AG (Registered)	244	25,531
Zurich Insurance Group AG	23	11,073
		40,749
United Kingdom — 13.9%
3i Group plc	433	10,988
Ashtead Group plc	115	8,536
Dunelm Group plc	265	3,908
Games Workshop Group plc	41	6,210
Inchcape plc	367	3,860
Melrose Industries plc	1,337	9,099
Rolls-Royce Holdings plc *	2,450	5,808

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Rotork plc	1,455	5,765
SSE plc (a)	390	8,435
Taylor Wimpey plc	3,021	4,434
Weir Group plc (The)	193	4,543
Whitbread plc	291	13,063
		84,649
United States — 4.5%
Nestle SA (Registered)	49	6,018
Schneider Electric SE	57	10,192
Stellantis NV	550	11,286
		27,496
Total Common Stocks (Cost $501,887)		600,942
Short-Term Investments — 2.3%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (c) (d)(Cost $6,080)	6,079	6,080
Investment of Cash Collateral from Securities Loaned — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (c) (d)	6,497	6,498
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)	1,719	1,719
Total Investment of Cash Collateral from Securities Loaned (Cost $8,217)		8,217
Total Short-Term Investments (Cost $14,297)		14,297
Total Investments — 101.2% (Cost $516,184)		615,239
Liabilities in Excess of Other Assets — (1.2)%		(7,556)
NET ASSETS — 100.0%		607,683

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SGPS	Holding company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $7,862.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.0%
Pharmaceuticals	8.1
Oil, Gas & Consumable Fuels	6.1
Insurance	5.8
Automobiles	4.7
Electrical Equipment	4.4
Aerospace & Defense	4.3
Textiles, Apparel & Luxury Goods	4.2
Capital Markets	3.6
Consumer Staples Distribution & Retail	3.5
Semiconductors & Semiconductor Equipment	3.4
Hotels, Restaurants & Leisure	3.2
Beverages	3.1
Machinery	2.8
Specialty Retail	2.7
Industrial Conglomerates	2.5
Construction & Engineering	2.1
Commercial Services & Supplies	2.1
Multi-Utilities	2.1
Chemicals	1.9
Independent Power and Renewable Electricity Producers	1.9
Trading Companies & Distributors	1.5
Construction Materials	1.5
Electric Utilities	1.4
Diversified Telecommunication Services	1.4
Passenger Airlines	1.4
Broadline Retail	1.3
Building Products	1.2
Leisure Products	1.0
Food Products	1.0
Others (each less than 1.0%)	3.5
Short-Term Investments	2.3

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,412	$—	$4,412
China	—	8,138	—	8,138
Denmark	—	40,941	—	40,941
Finland	—	9,712	—	9,712
France	—	117,901	—	117,901
Germany	—	113,086	—	113,086

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$23,252	$8,638	$—	$31,890
Italy	—	39,248	—	39,248
Netherlands	—	44,790	—	44,790
Norway	—	978	—	978
Portugal	—	7,500	—	7,500
Singapore	—	4,279	—	4,279
Spain	—	17,808	—	17,808
Sweden	—	7,365	—	7,365
Switzerland	—	40,749	—	40,749
United Kingdom	3,908	80,741	—	84,649
United States	—	27,496	—	27,496
Total Common Stocks	27,160	573,782	—	600,942
Short-Term Investments
Investment Companies	6,080	—	—	6,080
Investment of Cash Collateral from Securities Loaned	8,217	—	—	8,217
Total Short-Term Investments	14,297	—	—	14,297
Total Investments in Securities	$41,457	$573,782	$—	$615,239
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)	$6,343	$263,034	$263,287	$(10)	$— (c)	$6,080	6,079	$416	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	—	147,000	140,499	(3)	— (c)	6,498	6,497	290	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	—	122,372	120,653	—	—	1,719	1,719	102	—
Total	$6,343	$532,406	$524,439	$(13)	$— (c)	$14,297		$808	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.
(c)	Amount rounds to less than one thousand.